Reconciliation of expected losses from loans and advances to customers (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 4,556,820,000	R$ 4,657,940,000	R$ 5,248,063,000
- Financing	1,522,532,000	1,434,546,000	1,705,068,000
- Borrowings	2,488,160,000	2,748,583,000	3,176,569,000
- Revolving	546,128,000	474,811,000	366,426,000
Individuals	8,406,156,000	6,263,052,000	7,818,574,000
- Financing	937,824,000	763,932,000	939,390,000
- Borrowings	3,369,295,000	2,077,714,000	2,253,045,000
- Revolving	4,099,037,000	3,421,406,000	4,626,139,000
Total (1)	12,962,976,000	10,920,992,000	13,066,637,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(157,782,000)	(123,246,000)
- Financing	(21,869,000)	(49,907,000)
- Borrowings	(103,659,000)	(53,547,000)
- Revolving	(32,254,000)	(19,792,000)
Individuals	(337,964,000)	(697,750,000)
- Financing	(82,314,000)	(119,136,000)
- Borrowings	(80,969,000)	(210,380,000)
- Revolving	(174,681,000)	(368,234,000)
Total (1)	(495,746,000)	(820,996,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(54,858,000)	(75,367,000)
- Financing	(5,663,000)	(27,696,000)
- Borrowings	(39,773,000)	(37,344,000)
- Revolving	(9,422,000)	(10,327,000)
Individuals	(229,070,000)	(395,724,000)
- Financing	(14,406,000)	(18,889,000)
- Borrowings	(79,133,000)	(79,140,000)
- Revolving	(135,531,000)	(297,695,000)
Total (1)	(283,928,000)	(471,091,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	192,483,000	60,005,000
- Financing	90,143,000	16,574,000
- Borrowings	88,400,000	39,733,000
- Revolving	13,940,000	3,698,000
Individuals	1,413,258,000	131,913,000
- Financing	585,259,000	63,780,000
- Borrowings	646,839,000	28,887,000
- Revolving	181,160,000	39,246,000
Total (1)	1,605,741,000	191,918,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	124,467,000	61,068,000
- Financing	16,105,000	31,255,000
- Borrowings	87,702,000	22,403,000
- Revolving	20,660,000	7,410,000
Individuals	531,607,000	735,688,000
- Financing	37,863,000	9,837,000
- Borrowings	274,566,000	8,422,000
- Revolving	219,178,000	717,429,000
Total (1)	656,074,000	796,756,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,142,215,000)	(903,698,000)
- Financing	(133,108,000)	(333,242,000)
- Borrowings	(1,009,107,000)	(570,456,000)
- Revolving
Individuals	(338,961,000)	(528,786,000)
- Financing	(252,016,000)	(269,484,000)
- Borrowings	(86,945,000)	(259,302,000)
- Revolving
Total (1)	(1,481,176,000)	(1,432,484,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	2,738,532,000	3,371,617,000
- Financing	615,002,000	658,126,000
- Borrowings	1,952,341,000	2,410,885,000
- Revolving	171,189,000	302,606,000
Individuals	4,231,021,000	1,675,794,000
- Financing	625,515,000	497,334,000
- Borrowings	2,546,460,000	1,653,102,000
- Revolving	1,059,046,000	(474,642,000)
Total (1)	6,969,553,000	5,047,411,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,801,747,000)	(2,980,502,000)
- Financing	(472,624,000)	(565,632,000)
- Borrowings	(1,236,327,000)	(2,239,660,000)
- Revolving	(92,796,000)	(175,210,000)
Individuals	(3,126,787,000)	(2,476,657,000)
- Financing	(726,009,000)	(338,900,000)
- Borrowings	(1,929,237,000)	(1,316,920,000)
- Revolving	(471,541,000)	(820,837,000)
Total (1)	(4,928,534,000)	(5,457,159,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total (1)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(97,676,000)	(265,984,000)
- Financing	(40,825,000)	(37,785,000)
- Borrowings	(46,682,000)	(221,113,000)
- Revolving	(10,169,000)	(7,086,000)
Individuals	(698,784,000)	(421,879,000)
- Financing	(374,649,000)	(29,919,000)
- Borrowings	(213,992,000)	(246,523,000)
- Revolving	(110,143,000)	(145,437,000)
Total (1)	(796,460,000)	(687,863,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	299,254,000	38,907,000
- Financing	11,304,000	17,910,000
- Borrowings	262,790,000	15,372,000
- Revolving	25,160,000	5,625,000
Individuals	606,956,000	538,366,000
- Financing	118,412,000	62,383,000
- Borrowings	307,151,000	36,954,000
- Revolving	181,393,000	439,029,000
Total (1)	906,210,000	577,273,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies	(132,762,000)	(204,168,000)
- Financing	(118,985,000)	(16,975,000)
- Borrowings	(13,777,000)	(187,193,000)
- Revolving
Individuals	(1,945,420,000)	15,143,000
- Financing	(1,505,518,000)	400,501,000
- Borrowings	(439,902,000)	(385,358,000)
- Revolving
Total (1)	(2,078,182,000)	(189,025,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	864,510,000	1,255,949,000
- Financing	111,867,000	346,847,000
- Borrowings	672,728,000	840,047,000
- Revolving	79,915,000	69,055,000
Individuals	2,594,789,000	4,766,938,000
- Financing	455,748,000	2,185,389,000
- Borrowings	1,703,515,000	2,714,098,000
- Revolving	435,526,000	(132,549,000)
Total (1)	3,459,299,000	6,022,887,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(974,576,000)	(1,232,383,000)
- Financing	(87,265,000)	(60,772,000)
- Borrowings	(854,447,000)	(1,133,519,000)
- Revolving	(32,864,000)	(38,092,000)
Individuals	(1,305,524,000)	(1,414,664,000)
- Financing	56,413,000	(172,335,000)
- Borrowings	(1,360,459,000)	(1,009,214,000)
- Revolving	(1,478,000)	(233,115,000)
Total (1)	(2,280,100,000)	(2,647,047,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total (1)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	1,469,716,000	1,545,667,000	1,890,105,000
- Financing	307,316,000	499,494,000	216,936,000
- Borrowings	973,523,000	937,652,000	1,610,244,000
- Revolving	188,877,000	108,521,000	62,925,000
Individuals	4,971,646,000	6,794,923,000	2,745,182,000
- Financing	1,352,248,000	3,104,787,000	603,412,000
- Borrowings	2,369,866,000	2,939,423,000	1,647,973,000
- Revolving	1,249,532,000	750,713,000	493,797,000
Total (1)	6,441,362,000	8,340,590,000	4,635,287,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(192,483,000)	(60,005,000)
- Financing	(90,143,000)	(16,574,000)
- Borrowings	(88,400,000)	(39,733,000)
- Revolving	(13,940,000)	(3,698,000)
Individuals	(1,413,258,000)	(131,913,000)
- Financing	(585,259,000)	(63,780,000)
- Borrowings	(646,839,000)	(28,887,000)
- Revolving	(181,160,000)	(39,246,000)
Total (1)	(1,605,741,000)	(191,918,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	157,782,000	123,246,000
- Financing	21,869,000	49,907,000
- Borrowings	103,659,000	53,547,000
- Revolving	32,254,000	19,792,000
Individuals	337,964,000	697,750,000
- Financing	82,314,000	119,136,000
- Borrowings	80,969,000	210,380,000
- Revolving	174,681,000	368,234,000
Total (1)	495,746,000	820,996,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(299,254,000)	(38,907,000)
- Financing	(11,304,000)	(17,910,000)
- Borrowings	(262,790,000)	(15,372,000)
- Revolving	(25,160,000)
Individuals	(606,956,000)	(538,366,000)
- Financing	(118,412,000)
- Borrowings	(307,151,000)	(36,954,000)
- Revolving	(181,393,000)	(439,029,000)
Total (1)	(906,210,000)	(577,273,000)
- Revolving		(5,625,000)
- Financing		(62,383,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	97,676,000	265,984,000
- Financing	40,825,000	37,785,000
- Borrowings	46,682,000	221,113,000
- Revolving	10,169,000
Individuals	698,784,000	421,879,000
- Financing	374,649,000
- Borrowings	213,992,000	246,523,000
- Revolving	110,143,000	145,437,000
Total (1)	796,460,000	687,863,000
- Revolving		7,086,000
- Financing		29,919,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies	787,993,000	298,005,000
- Financing	296,523,000	970,922,000
- Borrowings	491,470,000	(672,917,000)
- Revolving
Individuals	2,051,282,000	(405,497,000)
- Financing	542,473,000
- Borrowings	1,508,809,000	(359,507,000)
- Revolving
Total (1)	2,839,275,000	(107,492,000)
- Revolving
- Financing		(45,990,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	4,968,963,000	8,314,816,000
- Financing	500,950,000	1,224,427,000
- Borrowings	4,340,731,000	6,627,728,000
- Revolving	127,282,000
Individuals	6,487,763,000	11,224,590,000
- Financing	212,563,000
- Borrowings	5,493,605,000	7,443,890,000
- Revolving	781,595,000	3,191,095,000
Total (1)	11,456,726,000	19,539,406,000
- Revolving		462,661,000
- Financing		589,605,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,924,989,000)	(1,566,331,000)
- Financing	(950,600,000)	123,928,000
- Borrowings	(1,357,113,000)	(1,561,378,000)
- Revolving	382,724,000
Individuals	3,316,731,000	5,421,072,000
- Financing	(183,567,000)
- Borrowings	563,708,000	2,829,081,000
- Revolving	2,936,590,000	2,575,869,000
Total (1)	1,391,742,000	3,854,741,000
- Revolving		(128,881,000)
- Financing		16,122,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,810,923,000)	(5,220,409,000)
- Financing	(616,833,000)	(1,277,104,000)
- Borrowings	(3,699,282,000)	(3,546,037,000)
- Revolving	(494,808,000)
Individuals	(10,112,989,000)	(11,805,562,000)
- Financing	(414,940,000)
- Borrowings	(6,029,025,000)	(6,284,128,000)
- Revolving	(3,669,024,000)	(5,080,948,000)
Total (1)	(14,923,912,000)	(17,025,971,000)
- Revolving		(397,268,000)
- Financing		(440,486,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(124,467,000)	(61,068,000)
- Financing	(16,105,000)	(31,255,000)
- Borrowings	(87,702,000)	(22,403,000)
- Revolving	(20,660,000)
Individuals	(531,607,000)	(735,688,000)
- Financing	(37,863,000)
- Borrowings	(274,566,000)	(8,422,000)
- Revolving	(219,178,000)	(717,429,000)
Total (1)	(656,074,000)	(796,756,000)
- Revolving		(7,410,000)
- Financing		(9,837,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	54,858,000	75,367,000
- Financing	5,663,000	27,696,000
- Borrowings	39,773,000	37,344,000
- Revolving	9,422,000
Individuals	229,070,000	395,724,000
- Financing	14,406,000
- Borrowings	79,133,000	79,140,000
- Revolving	135,531,000	297,695,000
Total (1)	283,928,000	471,091,000
- Revolving		10,327,000
- Financing		18,889,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	13,066,238,000	14,316,381,000	12,248,924,000
- Financing	3,304,316,000	4,055,197,000	2,996,708,000
- Borrowings	9,280,084,000	9,768,315,000	8,700,237,000
- Revolving	481,838,000	492,869,000
Individuals	13,711,766,000	12,179,688,000	8,201,536,000
- Financing	1,015,270,000	625,961,000
- Borrowings	8,891,678,000	7,643,173,000	3,733,550,000
- Revolving	3,804,818,000	3,910,554,000	3,937,864,000
Total (1)	26,778,004,000	26,496,069,000	20,450,460,000
- Revolving		492,869,000	551,979,000
- Financing		625,961,000	530,122,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	19,092,774,000	20,519,988,000
- Financing	5,134,164,000	5,989,237,000
- Borrowings	12,741,767,000	13,454,550,000
- Revolving	1,216,843,000	1,076,201,000
Individuals	27,089,568,000	25,237,663,000
- Financing	3,305,342,000	4,494,680,000
- Borrowings	14,630,839,000	12,660,310,000
- Revolving	9,153,387,000	8,082,673,000
Total (1)	46,182,342,000	45,757,651,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies	(486,984,000)	(809,861,000)
- Financing	44,430,000	620,705,000
- Borrowings	(531,414,000)	(1,430,566,000)
- Revolving
Individuals	(233,099,000)	(919,140,000)
- Financing	(1,215,061,000)
- Borrowings	981,962,000	(1,004,167,000)
- Revolving
Total (1)	(720,083,000)	(1,729,001,000)
- Revolving
- Financing		85,027,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	8,572,005,000	12,942,382,000
- Financing	1,227,819,000	2,229,400,000
- Borrowings	6,965,800,000	9,878,660,000
- Revolving	378,386,000
Individuals	13,313,573,000	17,667,322,000
- Financing	1,293,826,000
- Borrowings	9,743,580,000	11,811,090,000
- Revolving	2,276,167,000	2,583,904,000
Total (1)	21,885,578,000	30,609,704,000
- Revolving		834,322,000
- Financing		3,272,328,000
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,701,312,000)	(5,779,216,000)
- Financing	(1,510,489,000)	(502,476,000)
- Borrowings	(3,447,887,000)	(4,934,557,000)
- Revolving	257,064,000
Individuals	(1,115,580,000)	1,529,751,000
- Financing	(853,163,000)
- Borrowings	(2,725,988,000)	502,947,000
- Revolving	2,463,571,000	1,521,917,000
Total (1)	(5,816,892,000)	(4,249,465,000)
- Revolving		(342,183,000)
- Financing		(495,113,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,810,923,000)	(5,220,409,000)
- Financing	(616,833,000)	(1,277,104,000)
- Borrowings	(3,699,282,000)	(3,546,037,000)
- Revolving	(494,808,000)
Individuals	(10,112,989,000)	(11,805,562,000)
- Financing	(414,940,000)
- Borrowings	(6,029,025,000)	(6,284,128,000)
- Revolving	(3,669,024,000)	(5,080,948,000)
Total (1)	R$ (14,923,912,000)	(17,025,971,000)
- Revolving		(397,268,000)
- Financing		(440,486,000)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies		20,519,988,000	19,387,092,000
- Financing		5,989,237,000	4,918,712,000
- Borrowings		13,454,550,000	13,487,050,000
Individuals		25,237,663,000	18,765,292,000
- Borrowings		12,660,310,000	7,634,568,000
- Revolving		8,082,673,000	9,057,800,000
Total (1)		45,757,651,000	38,152,384,000
- Revolving		1,076,201,000	981,330,000
- Financing		R$ 4,494,680,000	R$ 2,072,924,000